UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2002
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 30, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 98
Form 13F Information Table Value Total: 728,517
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207r101     6944 374950.000SH      SOLE                        374950.000
Abitibi-Consol                 COM              003924107     2159 280000.000SH      SOLE                        280000.000
Amdocs Ltd.                    COM              G02602103     1964 200000.000SH      SOLE                        200000.000
American Woodmark Corp         COM              030506109    17875 376318.189SH      SOLE                        376318.189
Anadarko Petroleum Corp.       COM              032511107     4671 97515.000SH       SOLE                         97515.000
Applied Materials              COM              038222105     1646 126300.000SH      SOLE                        126300.000
Arkansas Best Corp             COM              040790107    26807 1031807.000SH     SOLE                        1031807.000
BE Aerospace Inc               COM              073302101      606 166422.000SH      SOLE                        166422.000
BankAmerica Corp               COM              066050105      206 2960.000 SH       SOLE                          2960.000
Beazer Homes Inc.              COM              07556q105    19405 320213.768SH      SOLE                        320213.768
Berkshire Hathaway CL A        COM              084670108      364    5.000 SH       SOLE                             5.000
Black & Decker Corp            COM              091797100     3976 92700.000SH       SOLE                         92700.000
Calpine Corp.                  COM              131347106    10299 3159171.000SH     SOLE                        3159171.000
Capital One Financial Corp.    COM              14040h105      743 25000.000SH       SOLE                         25000.000
Cemex S A Ssponsor ADR New Rep COM              151290889    18657 867350.936SH      SOLE                        867350.936
Cendant                        COM              151313103    16162 1542155.000SH     SOLE                        1542155.000
Centex Corp                    COM              152312104    40162 800045.000SH      SOLE                        800045.000
Citigroup Inc.                 COM              172967101    19347 549791.029SH      SOLE                        549791.029
Citrix Sys Inc                 COM              177376100    14016 1137700.000SH     SOLE                        1137700.000
ConocoPhillips                 COM              20825C104    12537 259085.000SH      SOLE                        259085.000
Conseco Inc                    COM              208464107       53 1358374.000SH     SOLE                        1358374.000
Countrywide Financial Corp.    COM              222372104    30518 590867.686SH      SOLE                        590867.686
D&K Healthcare                 COM              232861104     5398 527100.000SH      SOLE                        527100.000
DVI Inc                        COM              233343102      174 23000.000SH       SOLE                         23000.000
Delphi Automotive Systems Corp COM              247126105     2840 352850.000SH      SOLE                        352850.000
Denbury Res. Inc.              COM              247916208     1175 104000.000SH      SOLE                        104000.000
Dynegy Inc.                    COM              26816Q101      614 520000.000SH      SOLE                        520000.000
El Paso Corporation            COM              28336l109     7725 1109857.000SH     SOLE                        1109857.000
EnPro Industries Inc.          COM              29355X107      520 130000.000SH      SOLE                        130000.000
Ethan Allen Interiors Inc      COM              297602104     1547 45000.000SH       SOLE                         45000.000
Exelon Corp.                   COM              30161N101     5480 103845.000SH      SOLE                        103845.000
Exxon Mobil Corp.              COM              30231G102      372 10635.000SH       SOLE                         10635.000
Fannie Mae                     COM              313586109     7485 116358.000SH      SOLE                        116358.000
Fidelity National Financial    COM              316326107    40972 1248008.000SH     SOLE                        1248008.000
Fleming Cos. Inc.              COM              339130106      460 70000.000SH       SOLE                         70000.000
Frontier Airlines              COM              359065109     2169 320900.000SH      SOLE                        320900.000
Furniture Brands Intl. Inc.    COM              360921100      212 8900.000 SH       SOLE                          8900.000
Gabelli Asset Management       COM              36239Y102     3751 124860.000SH      SOLE                        124860.000
General Cable Corp             COM              369300108      479 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103      386 15862.000SH       SOLE                         15862.000
GlobalSantaFe Corp             COM              G3930E101      432 17756.000SH       SOLE                         17756.000
Goodrich Co, B F               COM              382388106    10314 562980.000SH      SOLE                        562980.000
Graco Inc.                     COM              384109104     7750 270521.000SH      SOLE                        270521.000
Houston Exploration            COM              442120101     8193 267750.000SH      SOLE                        267750.000
Intel Corp                     COM              458140100      377 24244.000SH       SOLE                         24244.000
International Business Machine COM              459200101    11413 147261.198SH      SOLE                        147261.198
JLG Industries Inc.            COM              466210101     1159 153961.801SH      SOLE                        153961.801
Knight Trading Group Inc.      COM              499063105     3353 700000.000SH      SOLE                        700000.000
Lamson & Sessions              COM              513696104     1539 478000.000SH      SOLE                        478000.000
Masco Corp                     COM              574599106     2850 135377.000SH      SOLE                        135377.000
Mastec Inc.                    COM              576323109     2389 809910.000SH      SOLE                        809910.000
Mellon Financial Corp.         COM              58551A108     4342 166291.456SH      SOLE                        166291.456
Merck & Company                COM              589331107      671 11845.000SH       SOLE                         11845.000
Meritage Corp.                 COM              59001A102    19719 586010.000SH      SOLE                        586010.000
Merrill Lynch                  COM              590188108     9834 259120.000SH      SOLE                        259120.000
Metris Companies               COM              591598107      617 250000.000SH      SOLE                        250000.000
Mohawk Industries, Inc.        COM              608190104    29531 518535.000SH      SOLE                        518535.000
Monaco Coach                   COM              60886R103     3926 237237.000SH      SOLE                        237237.000
Morgan Stanley                 COM              617446448     6762 169400.000SH      SOLE                        169400.000
NVR Inc.                       COM              62944t105    42626 130955.000SH      SOLE                        130955.000
Nabors Industries LTD New (Ber COM              G6359F103     8860 251200.000SH      SOLE                        251200.000
National RV Holdings           COM              637277104     1966 328786.000SH      SOLE                        328786.000
Nicholas Financial Inc.        COM              65373J209       84 21000.000SH       SOLE                         21000.000
Ocean Energy Inc.              COM              67481e106    11231 562410.000SH      SOLE                        562410.000
Omni Energy Services           COM              68210T109       22 28799.000SH       SOLE                         28799.000
Orthodontic Centers of America COM              68750p103    10127 928260.000SH      SOLE                        928260.000
PNC Financial                  COM              693475105     7009 167269.000SH      SOLE                        167269.000
Patterson Energy Inc.          COM              703481101    19404 643140.000SH      SOLE                        643140.000
Pfizer Inc                     COM              717081103      217 7110.000 SH       SOLE                          7110.000
Philip Morris Cos.             COM              718154107     9256 228363.000SH      SOLE                        228363.000
Photon Dynamics Inc.           COM              719364101     6240 273700.000SH      SOLE                        273700.000
Polaris Industries, Inc.       COM              731068102    19497 332705.000SH      SOLE                        332705.000
Pulte Homes, Inc.              COM              745867101     2902 60615.000SH       SOLE                         60615.000
R G Barry Corp                 COM              068798107     1324 322200.000SH      SOLE                        322200.000
RTI International Metals Inc.  COM              74973w107      404 40000.000SH       SOLE                         40000.000
Readers Digest Assoc.          COM              755267101     3404 225400.000SH      SOLE                        225400.000
Rush Enterprises CLA           COM              781846209     1043 282005.000SH      SOLE                        282005.000
Rush Enterprises CLB           COM              781846308     1029 282005.000SH      SOLE                        282005.000
Salton                         COM              795757103     1901 197563.000SH      SOLE                        197563.000
Sovereign Bancorp Inc.         COM              845905108     1405 100000.000SH      SOLE                        100000.000
Stanley Furniture Inc New      COM              854305208    10622 456845.000SH      SOLE                        456845.000
Superconductor Technologies In COM              867931107      329 350220.000SH      SOLE                        350220.000
Superior Industries Intl Inc   COM              868168105    19045 460481.000SH      SOLE                        460481.000
Supervalu Inc.                 COM              868536103     3343 202500.000SH      SOLE                        202500.000
Telefonos De Mexico            COM              879403780      261 8160.000 SH       SOLE                          8160.000
Tenet Healthcare Corp.         COM              88033G100     3290 200600.000SH      SOLE                        200600.000
Terex Corp Del                 COM              880779103     1460 131050.000SH      SOLE                        131050.000
Texas Industries Inc.          COM              882491103     5991 246529.448SH      SOLE                        246529.448
Thor Industries Inc.           COM              885160101     4865 141300.000SH      SOLE                        141300.000
Toll Brothers Inc.             COM              889478103     1006 49800.000SH       SOLE                         49800.000
Travelers Property Casualty CL COM              89420g109      291 19873.000SH       SOLE                         19873.000
Travelers Property Casualty CL COM              89420g406      598 40832.000SH       SOLE                         40832.000
Tyco International LTD         COM              902124106    27087 1585917.000SH     SOLE                        1585917.000
Washington Mutual Inc.         COM              939322103    14680 425147.000SH      SOLE                        425147.000
Whirlpool Corp                 COM              963320106    16403 314105.000SH      SOLE                        314105.000
Wilsons Leather                COM              972463103      462 92500.000SH       SOLE                         92500.000
Winnebago Inds. Inc.           COM              974637100    12588 320870.000SH      SOLE                        320870.000
Olstein Financial Alert Fund   MUT              681383204      198 16004.887SH       SOLE                         16004.887